CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================

This Report relates to the Due Period ending April 25, 2007 and the related Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........            13.30%

       Yield Component  ...................................            17.39%

       Credit Loss Component  .............................             4.09%

2. New Purchase Rate  .....................................            21.45%

3. Total Payment Rate  ....................................            21.27%

4. Principal Payment  Rate  ................................           20.37%

5. Aggregate Amount of Principal Receivables in the Trust :

     Beginning of Due Period  ............................  $  72,370,340,835

     Average  ............................................  $  72,113,347,583

     Lump Sum Addition/(Removal)  ........................  $               0

     End of Due Period  ..................................  $  72,113,954,979

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  68,545,966,390
         5-34 days delinquent  ...........................  $   2,085,686,850
        35-64 days delinquent  ...........................  $     692,332,814
        65-94 days delinquent  ...........................  $     501,454,059
       95-124 days delinquent  ...........................  $     412,611,708
      125-154 days delinquent  ...........................  $     337,742,176
      155-184 days delinquent  ...........................  $     315,473,921

      Current  ...........................................             94.04%
         5-34 days delinquent  ...........................              2.86%
        35-64 days delinquent  ...........................              0.95%
        65-94 days delinquent  ...........................              0.69%
       95-124 days delinquent  ...........................              0.57%
      125-154 days delinquent  ...........................              0.46%
      155-184 days delinquent  ...........................              0.43%

                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                        13.30%             13.30%
  2. Weighted Average Interest Rate (2)                      5.45%              5.45%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                 0.37%              0.37%
         Others                                              0.01%              0.01%
  4. Surplus Finance Charge Collections                      7.47%              7.47%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account             7.43%              7.43%
  6. Required Surplus Finance Charge Amount                  0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                 7.47%              7.47%
     minus Required Surplus Finance Charge Amount

C. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                         $13,515,794,482         $13,515,694,482
         Principal Collections                          $12,660,444,983         $12,660,444,983
         Finance Charge Collections                     $   855,349,499         $   855,249,499
  2. Investor Default Amount                            $   201,917,518         $   201,917,518
  3. Targeted Deposit to Interest Funding Account (3)   $   278,252,266         $   278,252,266
  4. Investor Monthly Fees
         Fixed Servicing Fees                           $    19,142,952         $    19,167,619
         Others                                         $       321,050         $       321,050
  5. Surplus Finance Charge Collections                 $   355,715,713         $   355,591,046
  6. Required Surplus Finance Charge Collections        $             0         $             0
  7. Aggregate Surplus Finance Charge Amount            $   355,715,713         $   355,591,046
     minus Required Surplus Finance Charge Amount

(1) Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period. All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from March 28, 2007 to April 25, 2007, 29 days, or April 2 , 2007 to May 1 , 2007, 30 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  Referenced in sections 501 and 503 of the Indenture.
                                      Page 5
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================

D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $52,940,249,918
       For all Classes except Class 2001-A3 (Dakota) ............   $40,940,249,918
       For Class 2001-A3 (Dakota) ...............................   $12,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 3,150,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 4,575,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $   242,339,383
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $    14,030,678
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    21,882,205
  3a.  Balance in the Class A Interest Funding Account  .........   $   489,794,389
  3b   Balance in the Class B Interest Funding Account  .........   $    19,095,871
  3c   Balance in the Class C Interest Funding Account  .........   $    37,512,847
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $ 1,500,000,000
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $             0
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $             0
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,449,418,306
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................          5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,265,889,710
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................          7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 4,199,999,895
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................        133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   938,502,450
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................          6.95187%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................          0.00000%

  -----------------------------------------------------------------------------
 (1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending April 25, 2007, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less.
                                      Page 6
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================

   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   -----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $1,826,524,931
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $    4,823,306
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $   15,863,868
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $1,500,000,000
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $            0
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $            0
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $  326,524,931
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $    4,823,306
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   15,863,868
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0

                                      Page 7
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================

F. Information Regarding Notes of Citiseries
   ---------------------------------------------------------------------------
        (The information reported is for the due period ending April 25, 2007 and giving effect to all deposits, reallocations, and payments to be made in the month after the end of this Due Period.
   ---------------------------------------------------------------------------
   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding     Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar          Accretion   Deposit to  Deposit to Shortfall   Funding      Payment
                  Principal                   Interest    Interest   In Interest Sub-Account  On Payment
                  Amount                      Funding     Funding    Funding     Balance (2)  Date (3)
                                              Account (1) Account    Sub-Account
--------------- ---------------- ----------- ----------- ----------- ----------- ----------- -----------
Class 2000-A3     1,000,000,000       0      4,482,031       4,482,031       0       0        34,375,000
Class 2001-A1     1,500,000,000       0      6,451,667       6,451,667       0       0        20,507,083
Class 2001-A3    12,000,000,000       0      60,859,831      60,859,831      0       0        60,859,831
Class 2001-A4     1,108,750,000       0      5,156,889       5,156,889       0   5,156,889         0
Class 2001-A7       420,000,000       0      1,859,142       1,859,142       0       0         5,705,642
Class 2001-B1       350,000,000       0      1,650,962       1,650,962       0   1,650,962             0
Class 2001-C1       500,000,000       0      2,592,129       2,592,129       0   2,592,129             0
Class 2002-A10    1,000,000,000       0      4,641,667       4,641,667       0       0         4,641,667
Class 2002-A4       750,000,000       0      3,249,167       3,249,167       0       0         3,249,167
Class 2002-A8     1,000,000,000       0      4,285,556       4,285,556       0       0         4,285,556
Class 2002-B1       400,000,000       0      1,892,103       1,892,103       0   3,784,207             0
Class 2002-C2       350,000,000       0      2,027,083       2,027,083       0   6,081,250             0
Class 2002-C3       275,000,000       0      1,438,796       1,438,796       0   3,026,434             0
Class 2003-A1     1,250,000,000       0      5,493,516       5,493,516       0   5,493,516             0
Class 2003-A10      500,000,000       0      2,302,979       2,302,979       0   9,895,833             0
Class 2003-A11      750,000,000       0      3,265,901       3,265,901       0   3,265,901             0
Class 2003-A3       750,000,000       0      3,399,375       3,399,375       0   3,875,000             0
Class 2003-A6     1,250,000,000       0      5,465,745       5,465,745       0       0        18,125,000
Class 2003-A7       650,000,000       0      2,827,319       2,827,319       0   8,991,667             0
Class 2003-A8       750,000,000       0      3,260,688       3,260,688       0   6,562,500             0
Class 2003-A9     2,500,000,000       0     11,711,111      11,711,111       0       0        34,000,000
Class 2003-C1       325,000,000       0      1,630,417       1,630,417       0   1,630,417             0
Class 2003-C3       150,000,000       0        556,250         556,250       0     556,250             0
Class 2003-C4       300,000,000       0      1,250,000       1,250,000       0   6,250,000             0
Class 2004-A2     1,480,000,000       0      6,776,501       6,776,501       0       0        19,651,852
Class 2004-A3     1,000,000,000       0      4,520,833       4,520,833       0   4,520,833             0
Class 2004-A4     1,750,000,000       0      7,778,808       7,778,808       0  14,000,000             0
Class 2004-A5       473,410,131       0      2,269,457       2,269,457       0   2,269,457             0
Class 2004-A6       394,508,442       0      1,907,836       1,907,836       0   1,907,836             0
Class 2004-A7     1,200,000,000       0      5,450,000       5,450,000       0       0        15,805,000
Class 2004-A8       750,000,000       0      3,417,688       3,417,688       0  15,312,500             0
Class 2004-B1       250,000,000       0      1,192,639       1,192,639       0       0         1,192,639
Class 2004-B2       250,000,000       0      1,096,667       1,096,667       0       0         1,096,667
Class 2004-C1       225,000,000       0      1,082,063       1,082,063       0       0         1,082,063
Class 2005-A1       338,581,344       0      1,520,202       1,520,202       0       0         4,509,933
Class 2005-A10    1,000,000,000       0      4,293,611       4,293,611       0       0         4,293,611
Class 2005-A2       875,000,000       0      3,962,656       3,962,656       0   7,072,917             0
Class 2005-A3     1,375,000,000       0      6,176,042       6,176,042       0       0         6,176,042
Class 2005-A4       300,000,000       0      1,395,000       1,395,000       0   5,500,000             0
Class 2005-A5       200,000,000       0        933,961         933,961       0   3,791,667             0
Class 2005-A6     1,500,000,000       0      6,253,333       6,253,333       0   6,253,333             0
Class 2005-A7       750,000,000       0      3,444,229       3,444,229       0   2,968,750             0
Class 2005-A8       875,000,000       0      4,061,215       4,061,215       0       0         4,061,215
Class 2005-A9       500,000,000       0      2,346,571       2,346,571       0       0        12,750,000
Class 2005-B1       500,000,000       0      2,210,243       2,210,243       0   3,666,667             0
Class 2005-C1        75,000,000       0        343,750         343,750       0     687,500             0
Class 2005-C2       175,000,000       0        844,375         844,375       0       0           844,375
Class 2005-C3       375,000,000       0      1,730,938       1,730,938       0       0         1,730,938
Class 2005-C5       200,000,000       0        932,793         932,793       0     825,000             0
Class 2005-C6       175,000,000       0        796,493         796,493       0       0           796,493
Class 2006-A1       700,000,000       0      2,940,000       2,940,000       0       0         9,345,000
Class 2006-A2     1,500,000,000       0      6,062,500       6,062,500       0   18,187,500            0
Class 2006-A3       750,000,000       0      3,312,500       3,312,500       0    6,625,000            0
Class 2006-A4     1,300,000,000       0      5,904,167       5,904,167       0       0        35,425,000
Class 2006-A5       750,000,000       0      3,312,500       3,312,500       0       0        19,875,000
Class 2006-A6     2,000,000,000       0      8,883,333       8,883,333       0       0         8,883,333
Class 2006-A7     1,000,000,000       0      4,463,858       4,463,858       0    9,175,213            0
Class 2006-A8     1,000,000,000       0      4,171,667       4,171,667       0    4,346,480            0
Class 2006-B1       600,000,000       0      2,534,000       2,534,000       0       0         2,534,000
Class 2006-B2       400,000,000       0      1,716,667       1,716,667       0    3,433,333            0
Class 2006-C1       500,000,000       0      2,462,778       2,462,778       0       0         2,462,778
Class 2006-C2       200,000,000       0        950,000         950,000       0       0         5,700,000
Class 2006-C3       250,000,000       0      1,092,778       1,092,778       0       0         1,092,778
Class 2006-C4       500,000,000       0      2,151,563       2,151,563       0       0         2,154,444
Class 2007-A1     2,000,000,000       0      8,068,333       8,068,333       0    18,096,667           0
Class 2007-B1       200,000,000       0        904,063         904,063       0       904,063           0
Class 2007-B2       200,000,000       0        833,333         833,333       0       833,333           0
Total            60,665,249,918       0    278,252,266      278,252,266      0   199,191,003 347,212,104

(1) Referenced in sections 501 and 503 of the Indenture

(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest Funding Account and net settlement of any U.S. dollar-denominated swap.

(3) For Notes denominated in U.S. Dollars this column represnts the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represnts the currency swap payment to the counterparty on the related Swap Payment Date.

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================


1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/         Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche        Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      (Yes  Principal Maturity
                 Principal     Rate         PMT                    Accrual   Period      PMT On Pmt    /No)  Payment    Date
                 Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                              Fltg                                            Rate
-------------- -------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2000-A3   1,000,000,000 Fixed    May, Nov                 15 16 - 15     6.87500   34,375,000.02 Yes  11/15/2007 11/16/2009
Class 2001-A1   1,500,000,000 Floating Feb, May, Aug, Nov        7 9  - 7      5.53000   20,507,083.34 No   02/07/2008 02/08/2010
Class 2001-A7     420,000,000 Floating Feb, May, Aug, Nov       15 16 - 15     5.49500    5,705,641.67 No   08/15/2011 08/15/2013
Class 2001-B1     350,000,000 Floating Jan, Apr, Jul, Oct       15 16 - 15     5.85563            0.00 No   01/15/2008 01/15/2010
Class 2001-C1     500,000,000 Floating Jan, Apr, Jul, Oct       15 16 - 15     6.43563            0.00 No   01/15/2008 01/15/2010
Class 2002-A10  1,000,000,000 Floating Monthly                  17 17 - 17     5.57000    4,641,666.67 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000 Floating Monthly                   7 9  - 7      5.57000    3,249,166.67 No   06/09/2014 06/07/2016
Class 2002-A8   1,000,000,000 Floating Monthly                   7 9  - 7      5.51000    4,285,555.56 No   11/09/2009 11/07/2011
Class 2002-B1     400,000,000 Floating Mar, Jun, Sep, Dec       25 25 - 25     5.67631            0.00 No   06/25/2007 06/25/2009
Class 2002-C2     350,000,000 Fixed    Feb, Aug                 15 16 - 15     6.95000            0.00 No   02/15/2012 02/18/2014
Class 2002-C3     275,000,000 Floating Mar, Jun, Sep, Dec       15 16 - 15     6.49488            0.00 No   12/17/2007 12/15/2009
Class 2003-A1   1,250,000,000 Floating Jan, Apr, Jul, Oct       15 16 - 15     5.45563            0.00 No   01/15/2008 01/15/2010
Class 2003-A10    500,000,000 Fixed    Jun, Dec                 10 10 - 10     4.75000            0.00 Yes  12/10/2013 12/10/2015
Class 2003-A11    750,000,000 Floating Jan, Apr, Jul, Oct       15 16 - 15     5.40563            0.00 No   10/15/2007 10/15/2009
Class 2003-A3     750,000,000 Fixed    Mar, Sep                 10 10 - 10     3.10000            0.00 Yes  03/10/2008 03/10/2010
Class 2003-A6   1,250,000,000 Fixed    May, Nov                 15 16 - 15     2.90000   18,124,999.98 Yes  05/15/2008 05/17/2010
Class 2003-A7     650,000,000 Fixed    Jan, Jul                  7 9  - 7      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2003-A8     750,000,000 Fixed    Feb, Aug                 15 16 - 15     3.50000            0.00 Yes  08/15/2008 08/16/2010
Class 2003-A9   2,500,000,000 Floating Feb, May, Aug, Nov       20 20 - 21     5.44000   34,000,000.00 No   11/20/2008 11/22/2010
Class 2003-C1     325,000,000 Floating Jan, Apr, Jul, Oct        7 9  - 7      6.45000            0.00 No   04/07/2008 04/07/2010
Class 2003-C3     150,000,000 Fixed    Apr, Oct                  7 9  - 7      4.45000            0.00 No   04/07/2008 04/07/2010
Class 2003-C4     300,000,000 Fixed    Jun, Dec                 10 10 - 10     5.00000            0.00 No   06/10/2013 06/10/2015
Class 2004-A3   1,000,000,000 Floating Jan, Apr, Jul, Oct       24 24 - 24     5.42500            0.00 No   07/24/2009 07/25/2011
Class 2004-A4   1,750,000,000 Fixed    Feb, Aug                 24 24 - 24     3.20000            0.00 Yes  08/24/2007 08/24/2009
Class 2004-A7   1,200,000,000 Floating Feb, May, Aug, Nov       24 24 - 24     5.45000   15,805,000.00 No   11/24/2011 11/25/2013
Class 2004-A8     750,000,000 Fixed    Jun, Dec                10 10 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2004-B1     250,000,000 Floating Monthly                  20 20 - 21     5.54000    1,192,638.89 No   05/20/2009 05/20/2011
Class 2004-B2     250,000,000 Floating Monthly                   7 9  - 7      5.64000    1,096,666.67 No   10/07/2011 10/07/2013
Class 2004-C1     225,000,000 Floating Monthly                  15 16 - 15     5.97000    1,082,062.50 No   07/15/2011 07/15/2013
Class 2005-A10  1,000,000,000 Floating Monthly                  15 16 - 15     5.33000    4,293,611.11 No   12/15/2008 12/15/2010
Class 2005-A2     875,000,000 Fixed    Mar, Sep                 10 10 - 10     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000 Floating Monthly                  24 24 - 24     5.39000    6,176,041.67 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000 Fixed    Jun, Dec                 20 20 - 21     4.40000            0.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000 Fixed    Jun, Dec                 20 20 - 21     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A6   1,500,000,000 Floating Jan, Apr, Jul, Oct        7 9  - 7      5.36000            0.00 No   10/07/2009 10/07/2011
Class 2005-A7     750,000,000 Fixed    Apr, Oct                 20 20 - 21     4.75000            0.00 Yes  10/20/2010 10/22/2012
Class 2005-A8     875,000,000 Floating Monthly                  20 20 - 21     5.39000    4,061,215.28 No   10/22/2012 10/20/2014
Class 2005-A9     500,000,000 Fixed    May, Nov                 20 20 - 21     5.10000   12,750,000.00 Yes  11/20/2015 11/20/2017
Class 2005-B1     500,000,000 Fixed    Mar, Sep                 15 16 - 15     4.40000            0.00 Yes  09/15/2008 09/15/2010
Class 2005-C1      75,000,000 Fixed    Mar, Sep                 24 24 - 24     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000 Floating Monthly                  24 24 - 24     5.79000      844,375.00 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000 Floating Monthly                  15 16 - 15     5.73000    1,730,937.50 No   07/16/2012 07/15/2014
Class 2005-C5     200,000,000 Fixed    Apr, Oct                 24 24 - 24     4.95000            0.00 Yes  10/24/2008 10/25/2010
Class 2005-C6     175,000,000 Floating Monthly                  15 16 - 15     5.65000      796,493.06 No   11/15/2010 11/15/2012
Class 2006-A1     700,000,000 Floating Feb, May, Aug, Nov        7 9  - 7      5.40000    9,345,000.00 No   02/07/2013 02/09/2015
Class 2006-A2   1,500,000,000 Fixed    Feb, Aug                 10 10 - 10     4.85000            0.00 No   02/10/2009 02/10/2011
Class 2006-A3     750,000,000 Fixed    Mar, Sep                 15 16 - 15     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A4   1,300,000,000 Fixed    May, Nov                 10 10 - 10     5.45000   35,425,000.02 No   05/10/2011 05/10/2013
Class 2006-A5     750,000,000 Fixed    May, Nov                 20 20 - 21     5.30000   19,875,000.00 No   05/20/2009 05/20/2011
Class 2006-A6   2,000,000,000 Floating Monthly                  24 24 - 24     5.33000    8,883,333.33 No   05/24/2010 05/24/2012
Class 2006-A7   1,000,000,000 Floating Mar, Jun, Sep, Dec       15 16 - 15     5.41488            0.00 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000 Floating Apr, Jul, Oct, Jan       15 16 - 15     5.39563            0.00 Yes  12/15/2016 12/17/2018
Class 2006-B1     600,000,000 Floating Monthly                   7 9  - 7      5.43000    2,534,000.00 No   03/09/2009 03/07/2011
Class 2006-B2     400,000,000 Fixed    Mar, Sep                  7 9  - 7      5.15000            0.00 No   03/09/2009 03/07/2011
Class 2006-C1     500,000,000 Floating Monthly                  20 20 - 21     5.72000    2,462,777.78 No   02/20/2013 02/20/2015
Class 2006-C2     200,000,000 Fixed    May, Nov                 15 16 - 15     5.70000    5,700,000.00 No   05/16/2011 05/15/2013
Class 2006-C3     250,000,000 Floating Monthly                   7 9  - 7      5.62000    1,092,777.78 No   06/07/2011 06/07/2013
Class 2006-C4     500,000,000 Floating Monthly                   7 9  - 7      5.54000    2,154,444.44 Yes  01/07/2010 01/09/2012
Class 2007-A1   2,000,000,000 Floating Mar, Jun, Sep, Dec       22 23 - 22     5.34000            0.00 Yes  03/22/2010 03/22/2012
Class 2007-B1     200,000,000 Floating Apr, Jul, Oct, Jan        2 2  - 2      5.42438            0.00 No   04/02/2010 04/02/2012
Class 2007-B2     200,000,000 Fixed    Apr, Oct                  2 2  - 2      5.00000            0.00 No   04/02/2010 04/02/2012
Total          44,870,000,000                                                           262,190,488.94
---------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.


2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.


2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2001-A3     1,500,000,000   1,500,000,000               0               0   1,500,000,000
Total             1,500,000,000   1,500,000,000               0               0   1,500,000,000

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      7.83%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
   -------------------------------------------------------------

  Class/Tranche   Targeted        Actual          Cumulative      Withdrawals     Class C
                  Deposit to      Deposit to      Shortfall in    from Class C    Reserve
                  Class C         Class C         Class C         Reserve         Sub-Account
                  Reserve         Reserve         Reserve         Sub-Account     Balance
                  Sub-Account     Sub-Account     Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.


4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2000-A3      59,829,100    79,772,100
Class 2001-A1      89,743,650   119,658,150
Class 2001-A3               0   938,502,450
Class 2001-A4      66,335,515    88,447,316
Class 2001-A7      25,128,222    33,504,282
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2002-A8      59,829,100    79,772,100
Class 2003-A1      74,786,375    99,715,125
Class 2003-A10     29,914,550    39,886,050
Class 2003-A11     44,871,825    59,829,075
Class 2003-A3      44,871,825    59,829,075
Class 2003-A6      74,786,375    99,715,125
Class 2003-A7      38,888,915    51,851,865
Class 2003-A8      44,871,825    59,829,075
Class 2003-A9     149,572,750   199,430,250
Class 2004-A2      88,547,068   118,062,708
Class 2004-A3      59,829,100    79,772,100
Class 2004-A4     104,700,925   139,601,175
Class 2004-A5      28,323,702    37,764,920
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A10     59,829,100    79,772,100
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A6      89,743,650   119,658,150
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      41,880,370    55,840,470
Class 2006-A2      89,743,650   119,658,150
Class 2006-A3      44,871,825    59,829,075
Class 2006-A4      77,777,830   103,703,730
Class 2006-A5      44,871,825    59,829,075
Class 2006-A6     119,658,200   159,544,200
Class 2006-A7      59,829,100    79,772,100
Class 2006-A8      59,829,100    79,772,100
Class 2007-A1     119,658,200   159,544,200
Total           2,449,418,306 4,204,392,160

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2007
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2001-B1               466,666,655
Class 2002-B1               533,333,320
Class 2004-B1               333,333,325
Class 2004-B2               333,333,325
Class 2005-B1               666,666,650
Class 2006-B1               799,999,980
Class 2006-B2               533,333,320
Class 2007-B1               266,666,660
Class 2007-B2               266,666,660
Total                     4,199,999,895


6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursement
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   a Reallocation   Resulting from   Resulting from   reductions of
                  of Investor     of Principal     an Allocation    a Reallocation   Nominal
                  Charge-offs     Collections      of Investor      of Principal     Liquidation
                  for this Due    to pay           Charge-offs      Collections to   Amount for
                  Period          interest on      (net of          pay interest on  this Due
                                  senior           Reimbursements)  senior classes   Period
                                  classes of                        of Notes (net of
                                  Notes for                         Reimbursements)
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             7.87%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15 day of May, 2007.




                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I





                                By:    /s/   Andrew Lubliner
                                    ____________________________________
                                     Name:   Andrew Lubliner
                                     Title:  Authorized Representative